Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
CASH PROVIDED (USED IN) BY OPERTING ACTIVITIES
Net earnings	$ 210.0	$ 37.1
Adjustments for items not involving cash:
Amortization	190.2	171.5
Impairment (note 8)	0.0	38.2
Inventory net realizable value adjustment	0.0	33.9
Foreign exchange gain	(1.9)	(1.7)
Current income tax expense	52.7	10.7
Deferred income tax expense	31.0	54.6
Share-based compensation	21.7	18.3
Finance expense	2.5	5.7
Other (note 16)	12.7	(6.7)
Changes in working capital and taxes paid (note 16)	(46.2)	(63.1)
Cash flows from (used in) operating activities	472.7	298.5
INVESTING ACTIVITIES
Mineral property, plant and equipment	(348.9)	(313.7)
Proceeds from sale of Esperanza Project (note 8)	0.0	5.0
Proceeds from disposition of equity securities	0.1	0.0
Investment in equity securities	(2.8)	(4.0)
Manitou transaction costs (note 8)	(0.2)	0.0
Cash flows from (used in) investing activities	(351.8)	(312.7)
FINANCING ACTIVITIES
Dividends paid	(35.3)	(35.1)
Proceeds from the exercise of options and warrants	9.3	5.3
Repurchase and cancellation of common shares	0.0	(8.2)
Proceeds from issuance of flow-through shares	0.0	10.4
Credit facility interest and transaction fees	0.0	(0.8)
Cash flows from (used in) financing activities	(26.0)	(28.4)
Effect of exchange rates on cash and cash equivalents	0.1	(0.1)
Increase (decrease) in cash and cash equivalents	95.0	(42.7)
Cash and cash equivalents - beginning of year	129.8	172.5
CASH AND CASH EQUIVALENTS - END OF YEAR	$ 224.8	$ 129.8